Leases - Undiscounted future payments for operating and finance lease liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease liabilities
2022		$ 31
2023		24
2024		16
2025		10
2026		6
Thereafter		21
Total undiscounted future payments		108
Less: Interest cost included		(26)
Total lease liabilities		82
Less: Current portion of lease liabilities	$ 20	21	$ 20
Long-term portion of lease liabilities	$ 55	61	$ 58
Finance lease liabilities
2022		2
2023		2
Total undiscounted future payments		4
Total lease liabilities		4
Less: Current portion of lease liabilities		2
Long-term portion of lease liabilities		$ 2